ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
13.
ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the followings:

	As of December 31,
	2024	2025
	RMB	RMB
Deposits*	314,050	152,440
Accrued expenses	467,032	663,979
Others	14,877	58,211
	795,959	874,630

*The balances represent deposits held by the Group related to the back-to-back guarantee service from the third-party companies and co-guarantee service with the third-party guarantee companies.